Income Taxes (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
The components of income tax expense (benefit) were as follows:

	Successor		Predecessor
	Year Ended December 31, 2021	Period from May 22, 2020 through December 31, 2020	Period from January 1, 2020 through October 22, 2020	Year Ended December 31, 2019
Federal:
Deferred	$797	$(2,047)	$—	$—

Total Federal	797	(2,047)	—	—

State:
Current	42	4	11	11
Deferred	245	(590)	(8)	(2)

Total State	287	(586)	3	9

Income tax expense (benefit)	$1,084	$(2,633)	$3	$9

Schedule of Effective Income Tax Rate Reconciliation	The table below presents the effective income tax rate for the following periods:

	Three Months Ended March 31,
	2022	2021
Effective tax rate	(0.4)%	7.0%

The following is the reconciliation of the amounts computed using the federal statutory income tax rate and the amounts computed using the effective income tax rate:

	Successor		Predecessor
	Year Ended December 31, 2021	Period from May 22, 2020 through December 31, 2020	Period from January 1, 2020 through October 22, 2020	Year Ended December 31, 2019
Tax benefit at federal statutory rates	$(25,718)	$(2,199)	$—	$—
State income tax, net of federal tax benefit	(2,163)	(628)	3	9
Class B Incentive Unit equity-based compensation	12,673	—	—	—
Valuation allowance	8,967	—	—	—
Net increase in fair value of derivatives	7,004	—	—	—
Transaction expenses	—	119	—	—
Other permanent differences	321	75	—	—

Income tax expense (benefit)	$1,084	$(2,633)	$3	$9

Schedule of Deferred Tax Assets and Liabilities
The table below presents the components of net deferred tax assets and deferred liabilities:

	Successor
	December 31, 2021	December 31, 2020
Deferred tax assets:
Net operating loss carryforwards	$9,932	$891
Interest carryforwards	2,151	161
Amortizable transaction costs	1,410	—
Accrued expenses	1,361	86
Deferred rent	51	20
Equity-based compensation	50	—
Other assets	114	20

Total deferred tax assets	15,069	1,178
Valuation allowance	(13,439)	—

Net deferred tax assets	1,630	1,178

Deferred tax liabilities:
Depreciation and amortization	1,267	204
Prepaid expenses	611	137
Deferred revenue	—	43

Total deferred tax liabilities	1,878	384

Net deferred tax (liabilities) assets	$(248)	$794